Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2018	Nov. 19, 2018
Document And Entity Information
Entity Registrant Name	Magellan Gold Corporation
Entity Central Index Key	0001515317
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		142,299,417
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018
Emerging Growth	true
Entity Ex Transition Period	false
Entity Small Business	true